Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	8 Months Ended
	Jan. 07, 2024	Jan. 01, 2023
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ 1,919	$ 1,253
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Gain on modification of operating leases	(3,281)	0
Depreciation	5,417	5,574
Operating Lease, Noncash Expense	4,048	3,893
Tenant Improvements, Noncash Expense	3,789	4,753
Share-Based Payment Arrangement, Expense	615	178
Gain on change in fair value of warrant liabilities and other	(19,305)	0
Gain (Loss) on Extinguishment of Debt	0	(8,448)
Amortization of Debt Issuance Costs	1,425	13
Increase (Decrease) in Accounts Receivable	(741)	(283)
Increase (Decrease) in Inventories	(126)	(124)
Increase (Decrease) in Prepaid Expense and Other Assets	(1,265)	(380)
Other long-term assets	(5,808)	0
Accrued occupancy costs	(3,954)	(2,032)
Increase (Decrease) in Other Accrued Liabilities	1,867	697
Operating lease liabilities	(6,808)	(5,897)
Net Cash Provided by (Used in) Operating Activities, Total	(15,818)	1,688
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(14,771)	(1,842)
Net cash provided by (used in) investing activities	(14,771)	(1,842)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Stock Options Exercised	0	66
Proceeds from warrant exercises	1	0
Proceeds from sale of private placement warrants	24,592	0
Proceeds from Issuance of Preferred Stock and Preference Stock	19,843	200
Payment of transaction costs related to reverse recapitalization	(23,437)	0
Principal payments on long-term notes payable	(466)	(1,379)
Proceeds from the Oaktree Tranche 2 Loan	1,590	0
Debt issuance costs	(773)	0
Redemption of long-term notes payable	0	(100)
Proceeds from long-term notes payable, net	40,440	0
Net Cash Provided by (Used in) Financing Activities, Total	61,790	(1,213)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	31,201	(1,367)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	8,436	8,907
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	39,637	7,540
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	5,241	690
Noncash Investing and Financing Items [Abstract]
Interest Forfeit, Long Term Debt	890
Reclassification of liability-classified warrants	940	0
Transaction costs incurred in connection with the reverse recapitalization but not yet paid	388	0
Transfer of warrants related to business combination	29,824	0
Increase in operating lease right-of-use assets	5,963	7,580
Non-cash finance obligation	1,270	0
Capital Expenditures Incurred but Not yet Paid	2,198	3,610
Change in the redemption amount of the redeemable convertible preferred stock	1,423	0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock	878	0
Redeemable Convertible Preferred Stock
Noncash Investing and Financing Items [Abstract]
Debt converted	0	1,050
Common Stock [Member]
Noncash Investing and Financing Items [Abstract]
Debt converted	5,137	0
Preferred Stock [Member]
Noncash Investing and Financing Items [Abstract]
Conversion of stock	75,501	0
Legacy Pinstripes Common Stock
Noncash Investing and Financing Items [Abstract]
Conversion of stock	180	0
Nonrelated Party
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Accounts payable	6,400	3,165
Related Party
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Accounts payable	$ (10)	$ (674)